Information: Condensed Financial Statements of The Company (Details) - Condensed Balance Sheet (Parentheticals) - Parent Company [Member]	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.0001	¥ 0.0001
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued	66,667,000	66,667,000
Ordinary shares outstanding	66,667,000	66,667,000